American Beacon Advisors, Inc.
4151 Amon Carter Blvd. MD 2450
Fort Worth, TX  76155

September 7, 2012

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	American Beacon Funds
File Nos. 033-11387 and 811-04984

Ladies and Gentlemen:

Enclosed for filing, pursuant to Rule 497(e) of the Securities Act of 1933, as amended, are exhibits containing risk/return summary information in interactive data format for American Beacon Stephens Small Cap Growth Fund and American Beacon Stephens Mid-Cap Growth Fund (“Funds”), each a series of American Beacon Funds.  The exhibits reflect updated risk/return summary information for the Funds, as filed with the Securities and Exchange Commission pursuant to Rule 497(e) on August 22, 2012 (Accession Number: 0000809593-12-000078).  This filing is a refiling of the transmission previously made and accepted on September 7, 2012 (Accession Number: 0000898432-12-000998) which, due to a technical error, did not include the relevant exhibits containing risk/return summary information in interactive data format.

If you have any questions or comments concerning the foregoing, please call me at (817) 391-6170.

Very truly yours,

/s/ Rosemary Behan

Rosemary Behan
Attachments

cc:	John Okray
American Beacon Advisors, Inc.

Francine J. Rosenberger
K&L Gates LLP